INTEREST REVENUE AND EXPENSE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest revenue
Loan interest, including fees	$ 47,712	$ 49,466	$ 54,377
Deposits with banks	1,261	1,742	1,245
Federal funds sold and securities borrowed or purchased under agreements to resell	3,418	3,631	3,156
Investments, including dividends	7,525	8,320	11,004
Trading account assets	6,802	8,186	8,079
Other interest	580	513	735
Total interest revenue	67,298	71,858	78,596
Interest expense
Deposits	7,690	8,531	8,332
Federal funds purchased and securities loaned or sold under agreements to repurchase	2,817	3,197	2,808
Trading account liabilities	190	408	379
Short-term borrowings	727	650	917
Long-term debt	9,188	11,423	12,621
Total interest expense	20,612	24,209	25,057
Net interest revenue	46,686	47,649	53,539
Provision for loan losses	10,458	11,336	24,961
Net interest revenue after provision for loan losses	36,228	36,313	28,578
Insurance fees and charges	$ 1,262	$ 1,332	$ 981